ProShares Short XRP ETF Annual Fund Operating Expenses - ProShares Short XRP ETF - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	1.37%

[1]	“Other Expenses” are estimated and include 0.42% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.